Document and Entity Information (USD $)	12 Months Ended
Sep. 30, 2013
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Trading Symbol	zex
Entity Registrant Name	Zodiac Exploration Corp.
Entity Central Index Key	0001501010
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	359,635,408
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Public Float	$ 28,770,833
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY